Stockholders' Equity - Additional Information (Detail) - $ / shares	Jun. 30, 2021	Mar. 26, 2021	Feb. 01, 2021
Preferred Stock Par Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock Shares Authorized	1,000,000		1,000,000
Preferred Stock Shares Issued	0		0
Preferred Stock Shares Outstanding	0		0
Class A Common Stock
Common Stock Shares Authorized	200,000,000		200,000,000
Common Stock Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock Shares Issued	1,132,688
Common Stock Shares Outstanding	1,132,688
Common stock subject to possible redemption	41,634,412
Class B Common Stock
Common Stock Shares Authorized	30,000,000		30,000,000
Common Stock Par Value Per Share	$ 0.0001		$ 0.0001
Common Stock Shares Issued	5,000,000		5,000,000
Common Stock Shares Outstanding	5,000,000		5,000,000